UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

June 9, 2008

To Our Shareholders:

We are pleased to submit to you our report for the six months ended April 30, 2008. The net asset values per share at that date were $12.71, $12.64, and $12.74 for Class A, Class C and Class I shares, respectively.

The total returns, including income and change in net asset value, for the fund and the comparative benchmarks were:

Six Months Ended April 30, 2008
Cohen & Steers Asia Pacific Realty Shares—Class A	–16.21%
Cohen & Steers Asia Pacific Realty Shares—Class C	–16.44%
Cohen & Steers Asia Pacific Realty Shares—Class I	–16.06%
FTSE EPRA/NAREIT Asia Real Estate Index[a]	–17.11%
S&P/Citigroup BMI Asia Pacific Property Index[a]	–17.89%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 1% maximum contingent deferred sales charge on Class C shares. If such charges were included, returns would have been lower.

Investment Review

Asia Pacific property stocks retreated during the six months ended April 30 amid a double-digit decline in the region's public real estate markets. Returns had already begun to erode by the start of the period, in November, after outperforming North America and Europe by a wide margin for much of 2007. At times, the region appeared largely immune to the credit crisis that paralyzed the other major markets, and some economists theorized that Asia Pacific had decoupled from the economic influence of the United States.

The late-2007/early-2008 sell-off, however, suggested that decoupling had limits, as investors became increasingly risk averse due to the worsening credit crisis in the United States and Europe. Asia Pacific's performance a  The FTSE EPRA/NAREIT Asia Real Estate Index is an unmanaged portfolio of approximately 77 constituents from five countries in the Asia region. The S&P/Citigroup BMI Asia Pacific Property Index is an unmanaged portfolio of approximately 202 constituents from five countries in the Asia Pacific region.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

picked up significantly in April when investor sentiment about the global economy and the credit environment improved following aggressive actions by the U.S. Federal Reserve aimed at restoring market liquidity.

The decline was steep and varied

Hong Kong (which had a total return of –15.8%)1 was volatile during the period, before rallying in April to finish ahead of the benchmark. Property stock returns were hindered not only by concerns about U.S. credit markets, but also by the slowing global economy and expectations of further tightening measures in China. In April, the market rallied on the belief that the worst of the financial crisis in the United States had passed. China's decision to cut its stamp duty on stock transactions to 0.1% from 0.3% also contributed to the increase in share prices.

Singapore (–15.2%), a strong performer through most of 2007, tapered off in the fourth quarter amid profit-taking, slowing GDP growth and concerns about greater-than-expected new supply coming onto the market. But in April, Germany's Commerzbank paid a record S$3,125 per square foot ($743.8 million) for a redeveloped office building, confirming that there is still substantial intrinsic value for Singapore offices.

Japan (–20.4%), with an export-based economy closely tied to the United States, cooled late in 2007 on signs of a weakening U.S. economy and a stronger yen—trends that could stall its economic recovery. Not surprisingly, Japanese property stocks rallied in April on signs of a stabilizing U.S. equity market. Throughout the six months, Japanese property fundamentals remained firm: vacancy rates in Tokyo's central office markets are stable and low (below 3%); and average asking rents have been increasing gradually.

A confluence of negative factors weighed on Australia (–25.3%). A positive performer for most of 2007, Australian property stocks sold off in December when Centro Properties Group, a limited partnership trust (LPT), was unable to refinance A$2.7 billion of maturing debt. While this was a company-specific event, Centro caused investors to question the defensive nature of Australian LPTs. Disappointing earnings results and dividend cuts among other property companies also hampered the market.

1  Country returns are in local currencies as measured by the FTSE EPRA/NAREIT Asia Index (source: Wilshire).

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Asia Pacific Total Returns in Local Currencies
October 31, 2007—April 30, 2008

Stock selection drove the fund's outperformance

During the period, the fund declined in absolute terms but outperformed the benchmarks. Stock selection was generally favorable, particularly in Japan and Australia. In Japan, the portfolio benefited from a concentration in large-cap, high-quality companies with holdings in the tight Tokyo central office market and an avoidance of low-growth REITS. In Australia, we de-emphasized financially troubled Australian LPTs, as we believe their dividends are generally above sustainable levels and will likely be cut.

An overweight in Hong Kong offset good stock selection in that market. Our allocation to Hong Kong developers detracted from performance, as the market turned defensive early in the year and bid up the stock prices of landlords. We have maintained our overweight in Hong Kong as its economy is strong and benefiting from lower U.S. interest rates (the Hong Kong dollar is pegged to the U.S. dollar); it profits from its close ties to China; and values are emerging after the recent correction. Singapore returns were hampered by our stock selection.

U.S. dollar-based investors benefited, as most regional currencies appreciated against the dollar during the period.

Investment Outlook

We believe that the stocks of Japanese developers and some J-REITs are still attractively valued following April's rally. In our view, Tokyo's Class A office market will remain very tight for the next few years, and we expect stable growth in the rental market.

Fundamentals for the Hong Kong property sector continue to improve, with 2007 GDP reported at 6.3%. The Financial Secretary forecasts a surplus of HK$115.6 billion for 2007-2008, an all-time high. Meanwhile, office

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

markets in key locations remain strong, reflecting a continued supply/demand imbalance. Hong Kong's negative real interest rates are likely to fuel the strong property market further.

We believe that Singapore's office cap rates will increase in 2008; while the continued supply squeeze may push rents higher, the tightening of credit could limit investors' interest. The office market is likely to be tight through 2009; however, supply is likely to increase materially in 2010 and beyond, and the market appears to have already factored that into share prices.

Despite strong operating fundamentals in the property sector, we remain cautious on Australia, where domestic monetary tightening and rising debt costs presents risk for real estate pricing.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	DEREK CHEUNG

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns for the Periods Ended April 30, 2008

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–10.31%[a]	–7.61%[b]	—
1 Year (without sales charge)	–6.08%	–6.68%	–5.75%
Since Inception[c] (with sales charge)	10.86%[a]	13.11%[b]	—
Since Inception[c] (without sales charge)	13.82%	13.11%	14.24%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The annulized gross and net expense ratios, respectively, for each class of shares as disclosed in the March 1, 2008 prospectuses were as follows: Class A-1.86% and 1.80%; Class C-2.51% and 2.45%; and Class I-1.50% and 1.45%. Through October 31, 2008, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.80% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of July 31, 2006.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007-April 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007– April 30, 2008
Class A
Actual (–16.21% return)	$1,000.00	$837.90	$8.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.96	$8.97
Class C
Actual (–16.44% return)	$1,000.00	$835.60	$11.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.73	$12.21
Class I
Actual (–16.06% return)	$1,000.00	$839.40	$6.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.22

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.79%, 2.44%, and 1.44%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.87%, 2.52%, and 1.52%, respectively.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

APRIL 30, 2008

Top Ten Long-Term Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Mitsui Fudosan Co., Ltd.	$26,480,935	12.1%
Mitsubishi Estate Co., Ltd.	25,949,608	11.9
Hongkong Land Holdings Ltd. (USD)	16,047,538	7.3
Westfield Group	15,887,951	7.3
Sun Hung Kai Properties Ltd.	15,569,335	7.1
Henderson Land Development Company Ltd.	10,346,754	4.7
Sino Land Co., Ltd.	9,789,268	4.5
Cheung Kong Holdings Ltd.	8,047,265	3.7
Sumitomo Realty & Development Co., Ltd.	7,501,082	3.4
Chinese Estates Holdings Ltd.	5,939,684	2.7

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2008 (Unaudited)

		Number of Shares	Value
COMMON STOCK	95.5%
AUSTRALIA	18.6%
DIVERSIFIED	6.0%
Dexus Property Group		2,081,431	$3,466,161
GPT Group		711,375	2,235,038
Mirvac Group		1,008,248	3,995,386
Stockland		492,970	3,362,799
			13,059,384
INDUSTRIAL	2.4%
Macquarie Goodman Group		1,235,712	5,269,844
MALLS	7.3%
Westfield Group		923,211	15,887,951
OFFICE	1.4%
Commonwealth Property Office Fund		1,593,917	2,120,444
Tishman Speyer Office Fund		662,833	1,013,121
			3,133,565
SHOPPING CENTER	1.5%
CFS Gandel Retail Trust		1,561,021	3,299,126
TOTAL AUSTRALIA			40,649,870
CHINA	0.9%
DIVERSIFIED
China Overseas Land & Investment Ltd.		971,000	2,043,384
HONG KONG	38.6%
DIVERSIFIED	29.5%
Cheung Kong Holdings Ltd.		516,586	8,047,265
Chinese Estates Holdings Ltd.		3,769,450	5,939,684
Great Eagle Holdings Ltd.		1,330,536	3,832,922
Henderson Land Development Company Ltd.		1,355,190	10,346,754
Hysan Development Company Ltd.		436	1,264
Kerry Properties Ltd.		501,340	3,396,669
Sino Land Co., Ltd.		3,872,550	9,789,268
Sun Hung Kai Properties Ltd.		888,895	15,569,335

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2008 (Unaudited)

		Number of Shares	Value
Tai Cheung Holdings Ltd.		6,256,000	$3,676,624
Wharf Holdings Ltd.		792,342	4,016,028
			64,615,813
HOTEL	1.8%
Shangri-La Asia Ltd.		1,387,097	3,826,769
OFFICE	7.3%
Hongkong Land Holdings Ltd. (USD)		3,534,700	16,047,538
TOTAL HONG KONG			84,490,120
JAPAN	33.1%
DIVERSIFIED	30.2%
Mitsubishi Estate Co., Ltd.		893,500	25,949,608
Mitsui Fudosan Co., Ltd.		1,051,000	26,480,935
Sumitomo Realty & Development Co., Ltd.		300,000	7,501,082
Tokyo Tatemono Co., Ltd.		432,000	3,763,927
Tokyu Land Corp.		324,000	2,408,540
			66,104,092
OFFICE	1.9%
Japan Real Estate Investment Corp.		43	508,631
Kenedix Realty Investment Corp.		227	1,342,550
Nomura Real Estate Office Fund		294	2,335,375
			4,186,556
OFFICE AND RENTAL APARTMENTS	1.0%
Mori Hills REIT Investment Corp.		378	2,148,367
TOTAL JAPAN			72,439,015
SINGAPORE	4.3%
DIVERSIFIED	2.8%
CapitaLand Ltd.		507,000	2,538,645
Keppel Land Ltd.		806,000	3,601,903
			6,140,548

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2008 (Unaudited)

		Number of Shares	Value
OFFICE	1.5%
CapitaCommercial Trust		2,015,000	$3,328,491
TOTAL SINGAPORE			9,469,039
TOTAL COMMON STOCK (Identified cost—$193,678,888)			209,091,428
		Principal Amount
COMMERCIAL PAPER	3.7%
San Paolo US Financial, 1.30%, due 5/1/08 (Identified cost—$8,069,000)		$8,069,000	8,069,000
TOTAL INVESTMENTS (Identified cost—$201,747,888)	99.2%		217,160,428
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%		1,681,789
NET ASSETS	100.0%		$218,842,217

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$201,747,888)	$217,160,428
Foreign currency, at value (Identified cost—$138,967)	139,572
Receivable for investment securities sold	4,059,991
Dividends receivable	759,379
Receivable for fund shares sold	611,991
Other assets	3,238
Total Assets	222,734,599
LIABILITIES:
Payable for investment securities purchased	3,186,829
Payable for fund shares redeemed	263,870
Payable for investment advisory fees	141,973
Payable for administration fees	17,245
Payable for directors' fees	8,773
Payable for distribution fees	4,064
Payable for shareholder servicing fees	1,460
Other liabilities	268,168
Total Liabilities	3,892,382
NET ASSETS	$218,842,217
NET ASSETS consist of:
Paid-in-capital	$239,738,888
Dividends in excess of net investment income	(15,991,657)
Accumulated net realized loss on investments	(20,310,318)
Net unrealized appreciation on investments	15,405,304
$218,842,217

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

April 30, 2008 (Unaudited)

CLASS A SHARES:
NET ASSETS	$114,269,885
Shares issued and outstanding ($0.001 par value common stock outstanding)	8,989,259
Net asset value and redemption price per share	$12.71
Maximum offering price per share ($12.71 ÷ 0.955)[a]	$13.31
CLASS C SHARES:
NET ASSETS	$60,416,226
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,780,678
Net asset value and offering price per share[b]	$12.64
CLASS I SHARES:
NET ASSETS	$44,156,106
Shares issued and outstanding ($0.001 par value common stock outstanding)	3,465,603
Net asset value, offering, and redemption price per share	$12.74

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2008 (Unaudited)

Investment Income:
Dividend income (net of $220,766 of foreign withholding tax)	$3,031,489
Interest income	15,108
Total Income	3,046,597
Expenses:
Investment advisory fees	1,213,227
Distribution fees—Class A	162,000
Distribution fees—Class C	257,086
Custodian fees and expenses	186,306
Administration fees	163,507
Shareholder servicing fees—Class A	64,800
Shareholder servicing fees—Class C	85,695
Transfer agent fees and expenses	77,580
Professional fees	72,874
Shareholder reporting expenses	57,818
Registration and filing fees	34,790
Directors' fees and expenses	24,820
Line of credit fees	4,012
Miscellaneous	7,946
Total Expenses	2,412,461
Reduction of Expenses (See Note 2)	(96,650)
Net Expenses	2,315,811
Net Investment Income	730,786
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(17,770,231)
Foreign currency transactions	157,611
Net realized loss	(17,612,620)
Net change in unrealized appreciation on:
Investments	(36,907,805)
Foreign currency translations	(10,376)
Net change in unrealized appreciation	(36,918,181)
Net realized and unrealized loss on investments	(54,530,801)
Net Decrease in Net Assets Resulting from Operations	$(53,800,015)

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31, 2007
Change in Net Assets:
From Operations:
Net investment income	$730,786	$1,246,025
Net realized gain (loss)	(17,612,620)	10,579,972
Net change in unrealized appreciation	(36,918,181)	49,104,270
Net increase (decrease) in net assets resulting from operations	(53,800,015)	60,930,267
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,507,567)	(2,494,506)
Class C	(4,822,129)	(537,157)
Class I	(3,230,412)	(481,093)
Net realized gain on investments:
Class A	(4,712,803)	(289,313)
Class C	(2,509,253)	(71,154)
Class I	(1,554,383)	(37,652)
Total dividends and distributions to shareholders	(26,336,547)	(3,910,875)
Capital Stock Transactions:
Increase (decrease) in net assets from fund share transactions	(10,211,407)	166,838,568
Total increase (decrease) in net assets	(90,347,969)	223,857,960
Net Assets:
Beginning of period	309,190,186	85,332,226
End of period[a]	$218,842,217	$309,190,186

a  Includes dividends in excess of net investment income and undistributed net investment income of $15,991,657 and $837,665, respectively.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended April 30, 2008	For the Year Ended October 31, 2007	For the Period July 31, 2006[a] through October 31, 2006
Net asset value, beginning of period	$16.73	$12.39	$11.46
Income from investment operations:
Net investment income	0.05 [b]	0.09 [b]	0.06 [c]
Net realized and unrealized gain (loss) on investments	(2.70)	4.56	0.87
Total from investment operations	(2.65)	4.65	0.93
Less dividends and distributions to shareholders from:
Net investment income	(0.93)	(0.29)	—
Net realized gain on investments	(0.46)	(0.04)	—
Total dividends and distributions to shareholders	(1.39)	(0.33)	—
Redemption fees retained by the fund	0.02	0.02	—
Net increase (decrease) in net asset value	(4.02)	4.34	0.93
Net asset value, end of period	$12.71	$16.73	$12.39
Total investment return[d]	–16.21%[e]	38.44%	8.12%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$114.3	$167.0	$66.3
Ratio of expenses to average daily net assets (before expense reduction)	1.87%[f]	1.86%	3.00%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.79%[f]	1.80%	1.80%[f]
Ratio of net investment income to average daily net assets (before expense reduction)	0.65%[f]	0.56%	2.47%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	0.73%[f]	0.62%	3.22%[f]
Portfolio turnover rate	29%[e]	100%	3%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended April 30, 2008	For the Year Ended October 31, 2007	For the Period July 31, 2006[a] through October 31, 2006
Net asset value, beginning of period	$16.65	$12.37	$11.46
Income from investment operations:
Net investment income	0.00 [b,d]	0.00 [b,d]	0.03 [c]
Net realized and unrealized gain (loss) on investments	(2.69)	4.55	0.88
Total from investment operations	(2.69)	4.55	0.91
Less dividends and distributions to shareholders from:
Net investment income	(0.88)	(0.25)	—
Net realized gain on investments	(0.46)	(0.04)	—
Total dividends and distributions to shareholders	(1.34)	(0.29)	—
Redemption fees retained by the fund	0.02	0.02	—
Net increase (decrease) in net asset value	(4.01)	4.28	0.91
Net asset value, end of period	$12.64	$16.65	$12.37
Total investment return[e]	–16.44%[f]	37.53%	7.95%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60.4	$87.9	$12.2
Ratio of expenses to average daily net assets (before expense reduction)	2.52%[g]	2.51%	3.52%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.44%[g]	2.45%	2.45%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	(0.02)%[g]	(0.06)%	2.49%[g]
Ratio of net investment income (loss) to average daily net assets (net of expense reduction)	0.05%[g]	(0.01)%	3.10%[g]
Portfolio turnover rate	29%[f]	100%	3%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended April 30, 2008	For the Year Ended October 31, 2007	For the Period July 31, 2006[a] through October 31, 2006
Net asset value, beginning of period	$16.77	$12.40	$11.46
Income from investment operations:
Net investment income	0.07 [b]	0.14 [b]	0.07 [c]
Net realized and unrealized gain (loss) on investments	(2.70)	4.57	0.87
Total from investment operations	(2.63)	4.71	0.94
Less dividends and distributions to shareholders from:
Net investment income	(0.96)	(0.32)	—
Net realized gain on investments	(0.46)	(0.04)	—
Total dividends and distributions to shareholders	(1.42)	(0.36)	—
Redemption fees retained by the fund	0.02	0.02	—
Net increase (decrease) in net asset value	(4.03)	4.37	0.94
Net asset value, end of period	$12.74	$16.77	$12.40
Total investment return	–16.06%[d]	38.96%	8.20%[d]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$44.2	$54.4	$6.8
Ratio of expenses to average daily net assets (before expense reduction)	1.52%[e]	1.50%	2.85%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.44%[e]	1.45%	1.45%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	0.99%[e]	0.89%	2.39%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.08%[e]	0.94%	3.33%[e]
Portfolio turnover rate	29%[d]	100%	3%[d]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  49.6% of total net investment income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Asia Pacific Realty Shares, Inc. (the fund) was incorporated under the laws of the State of Maryland on April 24, 2006 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is total return. Investment operations commenced on July 31, 2006. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translations: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements. Each of the fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a monthly fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of the fund.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended April 30, 2008 and through October 31, 2008, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's annual operating expenses at 1.80% for the Class A shares 2.45% for the Class C shares and 1.45% for the Class I shares.

Under a subadvisory agreement between the advisor and Cohen & Steers Asia Limited (the subadvisor), a wholly owned subsidiary of the advisor, the subadvisor provides investment research and advice on Asia Pacific real estate companies and may provide advisory services to the fund. For its services provided under the subadvisory agreement, the advisor (not the fund) pays the subadvisor a monthly fee at the annual rate of 0.50% of the average daily net assets of the fund. For the six months ended April 30, 2008, the advisor paid the subadvisor $606,614.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.10% of the fund's average daily net assets. For the six months ended April 30, 2008, the fund paid the advisor $121,323 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended April 30, 2008, the fund has been advised that the distributor received $17,325 in sales commissions from the sale of Class A shares and that the distributor also received $44,270 and $71,908 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares and interest and other financing costs associated with Class C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $1,486 from the fund for the six months ended April 30, 2008.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2008 totaled $71,133,782 and $114,038,359, respectively.

Note 4. Income Tax Information

As of April 30, 2008, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$21,585,631
Gross unrealized depreciation	(6,173,091)
Net unrealized appreciation	$15,412,540
Cost for federal income tax purposes	$201,747,888

Note 5. Capital Stock

The fund is authorized to issue 225 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Six Months Ended April 30, 2008		For the Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Class A:
Sold	4,021,253	$54,380,653	11,612,433	$168,143,432
Issued as reinvestment of dividends and distributions	527,836	7,115,226	155,267	2,085,088
Redeemed	(5,536,875)	(70,977,974)	(7,138,058)	(104,251,703)
Redemption fees retained by the fund[a]	—	179,337	—	186,406
Net increase (decrease)	(987,786)	$(9,302,758)	4,629,642	$66,163,223

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended April 30, 2008		For the Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
CLASS C:
Sold	1,249,438	$16,923,879	5,474,839	$78,790,171
Issued as reinvestment of dividends and distributions	215,960	2,900,346	15,194	204,204
Redeemed	(1,962,439)	(24,399,380)	(1,201,115)	(17,780,221)
Redemption fees retained by the fund[a]	—	95,595	—	67,240
Net increase (decrease)	(497,041)	$(4,479,560)	4,288,918	$61,281,394
CLASS I:
Sold	1,189,637	$17,498,383	3,905,136	$57,366,026
Issued as reinvestment of dividends and distributions	278,309	3,754,389	21,431	295,347
Redeemed	(1,244,196)	(17,743,530)	(1,235,674)	(18,307,463)
Redemption fees retained by the fund[a]	—	61,669	—	40,041
Net increase	223,750	$3,570,911	2,690,893	$39,393,951

a  The fund may charge a 2% redemption fee on shares sold within 60 days of the time of purchase. Redemption fees are paid directly to the fund. Prior to September 28, 2007, the redemption fee was charged at a rate of 1% on shares sold within six months of the time of purchase.

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2008. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended April 30, 2008, the fund did not utilize the line of credit.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact of SFAS 157 and it is not expected to have a material impact on the fund's net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption will have on the fund's financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadvisor

Cohen & Steers Asia Limited
12/F Citibank Tower, Citibank Plaza
No.3 Garden Road
Central, Hong Kong

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—APFAX
C—APFCX
I—APFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Asia Pacific Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

ASIA PACIFIC REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

APRIL 30, 2008

APFAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President and Chief Executive Officer

Date: June 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President and Chief Executive Officer (principal executive officer)

By:	/s/ James Giallanza

     Name: James Giallanza

Title: Treasurer (principal financial officer)

Date: June 25, 2008